TRADE NOTES AND ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2026
Trade Notes And Accounts Receivable Net
TRADE NOTES AND ACCOUNTS RECEIVABLE, NET

NOTE 4 - TRADE NOTES AND ACCOUNTS RECEIVABLE, NET

Trade notes and accounts receivable, net are summarized as follows:

	Thousands of Yen
	March 31, 2026	March 31, 2025
Trade notes	¥16,960	¥3,298
Accounts receivable	144,498	135,386
Less: allowance for credit losses	(211)	(311)
Trade notes and accounts receivable, net	¥161,247	¥138,373